Quarterly Holdings Report
for
Fidelity® Sustainable U.S. Equity Fund
February 29, 2024
SUS-NPRT3-0424
1.9901907.102
Common Stocks - 98.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.5%
Entertainment - 3.1%
Netflix, Inc. (a)	351	211,625
The Walt Disney Co.	5,252	586,018
		797,643
Interactive Media & Services - 3.6%
Alphabet, Inc. Class A (a)	6,564	908,851
Media - 1.8%
Comcast Corp. Class A	6,358	272,440
TEGNA, Inc.	13,041	182,704
		455,144
TOTAL COMMUNICATION SERVICES		2,161,638
CONSUMER DISCRETIONARY - 12.0%
Automobile Components - 0.5%
Aptiv PLC (a)	1,735	137,915
Automobiles - 0.4%
General Motors Co.	703	28,809
Tesla, Inc. (a)	389	78,531
		107,340
Broadline Retail - 4.0%
Amazon.com, Inc. (a)	5,706	1,008,593
Hotels, Restaurants & Leisure - 2.5%
Marriott International, Inc. Class A	2,496	623,676
Household Durables - 0.8%
Taylor Morrison Home Corp. (a)	3,672	207,872
Specialty Retail - 1.8%
Lowe's Companies, Inc.	1,897	456,551
Textiles, Apparel & Luxury Goods - 2.0%
LVMH Moet Hennessy Louis Vuitton SE	399	364,182
Tapestry, Inc.	3,049	144,919
		509,101
TOTAL CONSUMER DISCRETIONARY		3,051,048
CONSUMER STAPLES - 4.7%
Consumer Staples Distribution & Retail - 0.8%
Sprouts Farmers Market LLC (a)	3,207	200,245
Food Products - 0.4%
Nomad Foods Ltd.	5,458	100,591
Household Products - 2.7%
Procter & Gamble Co.	4,390	697,747
Personal Care Products - 0.8%
Estee Lauder Companies, Inc. Class A	1,284	190,777
TOTAL CONSUMER STAPLES		1,189,360
ENERGY - 3.5%
Energy Equipment & Services - 1.4%
Baker Hughes Co. Class A	12,243	362,270
Oil, Gas & Consumable Fuels - 2.1%
Cheniere Energy, Inc.	1,401	217,435
Equinor ASA	13,021	320,822
		538,257
TOTAL ENERGY		900,527
FINANCIALS - 12.1%
Banks - 0.5%
Bank of America Corp.	4,095	141,359
Capital Markets - 4.2%
BlackRock, Inc. Class A	509	412,972
Moody's Corp.	1,409	534,603
Northern Trust Corp.	1,504	123,524
		1,071,099
Consumer Finance - 2.2%
American Express Co.	2,086	457,710
Discover Financial Services	913	110,199
		567,909
Financial Services - 2.6%
MasterCard, Inc. Class A	1,107	525,559
Voya Financial, Inc.	1,870	127,833
		653,392
Insurance - 2.6%
The Travelers Companies, Inc.	2,953	652,495
TOTAL FINANCIALS		3,086,254
HEALTH CARE - 12.1%
Biotechnology - 1.5%
Gilead Sciences, Inc.	4,302	310,174
Moderna, Inc. (a)	691	63,738
		373,912
Health Care Providers & Services - 4.3%
BrightSpring Health Services, Inc.	21,577	193,977
Centene Corp. (a)	3,435	269,407
Cigna Group	1,749	587,909
CVS Health Corp.	667	49,605
		1,100,898
Life Sciences Tools & Services - 2.8%
Danaher Corp.	1,343	339,967
ICON PLC (a)	1,214	389,233
		729,200
Pharmaceuticals - 3.5%
Merck & Co., Inc.	5,476	696,273
Zoetis, Inc. Class A	985	195,355
		891,628
TOTAL HEALTH CARE		3,095,638
INDUSTRIALS - 10.3%
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	1,587	235,289
Building Products - 0.9%
Johnson Controls International PLC	3,811	225,878
Commercial Services & Supplies - 1.0%
Veralto Corp.	3,047	263,322
Electrical Equipment - 3.3%
Acuity Brands, Inc.	1,360	341,686
Generac Holdings, Inc. (a)	910	102,384
Prysmian SpA	3,158	157,176
Regal Rexnord Corp.	1,303	223,451
		824,697
Machinery - 2.0%
Deere & Co.	564	205,888
Ingersoll Rand, Inc.	1,981	180,925
Timken Co.	1,523	127,917
		514,730
Professional Services - 2.2%
KBR, Inc.	6,761	405,863
Manpower, Inc.	2,067	149,155
		555,018
TOTAL INDUSTRIALS		2,618,934
INFORMATION TECHNOLOGY - 28.2%
IT Services - 2.1%
Accenture PLC Class A	1,443	540,808
Semiconductors & Semiconductor Equipment - 8.6%
Advanced Micro Devices, Inc. (a)	863	166,153
First Solar, Inc. (a)	742	114,186
NVIDIA Corp.	1,804	1,427,180
NXP Semiconductors NV	551	137,601
ON Semiconductor Corp. (a)	4,358	343,933
		2,189,053
Software - 14.4%
Autodesk, Inc. (a)	1,989	513,500
Gen Digital, Inc.	5,995	128,833
Intuit, Inc.	704	466,675
Microsoft Corp.	4,769	1,972,649
Salesforce, Inc.	1,952	602,817
		3,684,474
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	4,309	778,852
TOTAL INFORMATION TECHNOLOGY		7,193,187
MATERIALS - 4.1%
Chemicals - 2.0%
Linde PLC	1,117	501,332
Containers & Packaging - 2.1%
Avery Dennison Corp.	1,533	331,940
Crown Holdings, Inc.	2,816	215,762
		547,702
TOTAL MATERIALS		1,049,034
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Prologis, Inc.	2,954	393,680
UTILITIES - 1.3%
Electric Utilities - 0.9%
NextEra Energy, Inc.	4,173	230,308
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc. Class C	5,148	112,226
TOTAL UTILITIES		342,534
TOTAL COMMON STOCKS (Cost $20,708,984)		25,081,834

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Somatus, Inc. Series E (a)(b)(c) (Cost $32,287)	37	40,932

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $655,112)	654,981	655,112

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $21,396,383)	25,777,878
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(274,891)
NET ASSETS - 100.0%	25,502,987

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,932 or 0.2% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus, Inc. Series E	1/31/22	32,287

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	431,383	5,964,488	5,740,759	19,789	-	-	655,112	0.0%
Total	431,383	5,964,488	5,740,759	19,789	-	-	655,112

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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